[SHIP LOGO][VANGUARD (R) LOGO]

                                          P.O. Box 2600
                                          Valley Forge, PA 19482-2600

                                          610-669-1538
                                          Judy_L_Gaines@vanguard.com

April 24, 2006

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:  Vanguard Index Funds (the "Trust")
     File No. 2-56846
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Commissioners:

Transmitted herewith pursuant to Rule 497 (j) under the Securities Act of 1933 is certification that the Prospectuses and Statement of Additional Information with respect to the above referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.




Sincerely,


Judith L. Gaines
Associate Counsel
Securities Regulation, Legal Department